CONSOLIDATED BALANCE SHEET $ in Thousands	Jun. 30, 2022 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 10,989
Accounts receivable, trade	425
Due from a related party (Note 3(c))	70
Inventories	1,796
Prepaid expenses and other assets	553
Total current assets	13,833
FIXED ASSETS:
Advances for vessel acquisitions (Note 4)	4,400
Vessels, net (Note 4)	44,082
Total fixed assets	48,482
OTHER NON-CURRENT ASSETS:
Deferred charges	810
Total assets	63,125
CURRENT LIABILITIES:
Accounts payable, trade and other	327
Due to related parties (Note 3)	210
Dividend payable to related parties	240
Accrued liabilities	1,186
Deferred revenue	244
Total current liabilities	2,207
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, 510,000 issued and outstanding as at December 31, 2021 and June 30, 2022 (Note 6)	5
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 8,820,240 and 29,829,092 issued and outstanding as at December 31, 2021 and June 30, 2022, respectively (Note 6)	298
Additional paid-in capital (Notes 3(c) and 6)	60,615
Total stockholders' equity	60,918
Total liabilities and stockholders' equity	$ 63,125